Subsequent Events (Details) - USD ($)						1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 15, 2018	Oct. 05, 2018	Dec. 31, 2017	Jul. 13, 2017	Oct. 06, 2016	Dec. 31, 2017	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Sep. 30, 2018	Dec. 31, 2016	Jan. 14, 2018	Jan. 04, 2018
Subsequent Events (Textual)
Convertible note payable			$ 814,753			$ 814,753				$ 1,074,456
Shares of common stock for conversion				29,788,980	24,655,278		78,374,583	115,989,052	38,479,487	98,000,000
Convertible debt, amount				$ 8,800	$ 4,330		$ 11,234	$ 56,552	$ 47,904	$ 21,560	$ 2,769,214
Subsequent Event [Member]
Subsequent Events (Textual)
Convertible note payable												$ 25,000	$ 25,000
Interest rate												10.00%	10.00%
Amended to increase authorized shares description			The articles were amended to increase the authorized to 1 billion.
Purchase price	$ 60,000
Sale of stock		$ 50,000
Subsequent Event [Member] | Adar Bays [Member]
Subsequent Events (Textual)
Shares of common stock for conversion						11,702,490
Convertible debt, amount						$ 11,159
Subsequent Event [Member] | GW Holdings [Member]
Subsequent Events (Textual)
Shares of common stock for conversion						29,023,731
Convertible debt, amount						$ 16,000